Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (14,488)	$ (8,305)	$ (60,690)	$ (69,128)	$ (42,476)
Extinguishment of preferred stock					60,937
Accretion of Preferred Stock	(4,969)	(3,582)	(17,471)	(13,992)	(10,933)
Earnings attributable to participating preferred stockholders					(7,415)
Loss attributable to common stockholders - basic and diluted	(19,457)	(11,887)	(78,161)	(83,120)	113
Earnings (loss) attributable to common stockholders - diluted			$ (78,161)	$ (83,120)	$ 113
Denominator:
Weighted-average number of common shares used in (loss) earnings per share - basic	385,664	380,352	383,310	368,261	219,254
Effect of dilutive options to purchase common stock (in shares)					203,917
Effect of dilutive convertible preferred stock (in shares)					1,351,764
Weighted-average number of common shares used in (loss) earnings per share - diluted	385,664	380,352	383,310	368,261	1,774,935
(Loss) earnings per share - basic (in dollars per share)
(Loss) earnings per share - basic (in dollars per share)	$ (50.45)	$ (31.25)	$ (203.91)	$ (225.71)	$ 0.51
Effect of dilutive options to purchase common stock (in dollars per share)					$ (0.25)
Effect of dilutive convertible preferred stock (in dollars per share)					$ (0.20)
(Loss) earnings per share - diluted (in dollars per share)	$ (50.45)	$ (31.25)	$ (203.91)	$ (225.71)	$ 0.06